Property and Equipment, Net	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
5.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of December 31, 2021	As of June 30, 2022
	RMB	RMB
		(Unaudited)
Leasehold improvement	346,732	342,676
Buildings	148,459	148,459
Furniture	14,480	13,618
Office equipment	27,031	26,639
Vehicles	99	99
Total cost of property and equipment	536,801	531,491
Less: Accumulated depreciation	(264,089)	(277,917)
Impairment loss	(41,889)	(36,790)
Add: Foreign exchange differences	252	66
Construction in progress	720	522
Total	231,795	217,372

Depreciation expenses for the six months ended June 30, 2021 and 2022 were RMB39,125 and RMB27,617, respectively.

Loss on disposal for the six months ended June 30, 2021 was RMB21,313, and gain on disposal for the six months ended June 30, 2022 was RMB1,496.

The building located in Kaifeng, Henan Province, with carrying amount of RMB44,087, was pledged for a 2-year RMB9,800 bank loan which was borrowed in July, 2020.

The building located in Ningbo, Zhejiang Province, with carrying amount of RMB79,900 as of June 30, 2022, was pledged for a 6-month RMB32,043 bank loan borrowed in January, 2022.

As of June 30, 2022, the Group had no significant outstanding capital commitments.